INVESTMENT IN UNCONSOLIDATED ENTITIES (Details) - USD ($)	12 Months Ended	21 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN UNCONSOLIDATED ENTITIES
Carrying amount at beginning of year	$ 36,299,592	$ 15,830,538
Investment in viking	0	29,900,000
Proportionate share of (losses)	(9,461,874)	(9,430,946)
Carrying amount at Ending of year	$ 26,837,718	$ 36,299,592